CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 3,239	$ 3,252
Financial assets	1,537	1,139
Accounts and other receivable, net	5,178	5,558
Inventory, net	2,416	3,665
Other assets	2,969	1,271
Current Assets	15,339	14,885
Non-Current Assets
Financial assets	10,834	12,037
Accounts and other receivable, net	1,101	1,005
Other assets	343	385
Property, plant and equipment	13,232	15,724
Deferred income tax assets	1,744	1,220
Intangible assets	18,317	20,846
Equity accounted investments	2,325	2,154
Goodwill	12,239	14,129
Total assets	75,474	82,385
Current Liabilities
Accounts payable and other	10,550	11,598
Non-recourse borrowings in subsidiaries of the partnership	1,616	2,757
Current Liabilities	12,166	14,355
Non-Current Liabilities
Accounts payable and other	6,141	6,780
Corporate borrowings	2,142	1,440
Non-recourse borrowings in subsidiaries of the partnership	35,104	38,052
Deferred income tax liabilities	2,613	3,226
Total liabilities	58,166	63,853
Equity
Limited partners	1,752	1,909
Non-controlling interests attributable to:
Redemption-exchange units	1,644	1,792
Special limited partner	0	0
BBUC exchangeable shares	1,721	1,875
Preferred securities	740	740
Interest of others in operating subsidiaries	11,451	12,216
Total equity	17,308	18,532
Total liabilities and equity	$ 75,474	$ 82,385